October 24, 2000

VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

          Re:  The Henlopen Fund
               File Nos. 33-52154 and 811-7168
               Rule 497(j) Certification

Ladies and Gentlemen:

          The undersigned officer of The Henlopen Fund (the "Fund") does hereby certify pursuant to rule 497(j) promulgated under the Securities Act of 1933, as amended:

          1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 9 to Form N-1A Registration Statement filed by the Company on October 20, 2000, which is the most recent amendment to such registration statement; and

          2. that the text of Post-Effective Amendment No. 9 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on October 20, 2000.

                                       Very truly yours,

                                       THE HENLOPEN FUND


                                       By: /s/ Camille F. Wildes
                                           ------------------------------------
                                            Camille F. Wildes
                                            Vice President/Compliance Officer